Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accounts Payable and Accrued Liabilities

	December 31, 2024	December 31, 2023
Research and development	$573,465	$1,968,263
General and administrative	943,376	1,040,204
Wages and payroll remittances	20,705	18,357
Employee bonus payable	1,493,981	858,628
Taxes payable	—	36,423

Total	$3,031,527	$3,921,875